Finance income (Tables)	12 Months Ended
Dec. 31, 2024
Finance income
Schedule of Finance income

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Dividend income	72,748	51,438	141,030
Interest income	1,613	8,374	57,402
	74,361	59,812	198,432